Borrowings - (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
DisclosureOfDetailedInformationAboutBorrowingsExplanatory

	31 December 2021 £m	31 December 2020 £m	30 June 2020 £m	30 June 2019 £m
Amounts falling due within one year
Loan	119.2	—	106.4	—